SUBSEQUENT EVENTS (Details) (Subsequent event [Member], Stock purchase agreement with Zongyi [Member], USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
Feb. 05, 2015
SUBSEQUENT EVENTS [Line Items]
Lock-up period of ordinary shares	1 year
Scenario, forecast [Member]
SUBSEQUENT EVENTS [Line Items]
Investment to be made by third party	50
Purchase price per ordinary share	2.50
Purchase price per ADS	10.0
Ordinary shares of the entity to be held by party to the agreement immediately after the closing of the transaction	20
Equity ownership of the entity to be held by party to the agreement immediately after the closing of the transaction	16.30%